STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at beginning, value at Dec. 31, 2017	$ 790	$ (12,038)	$ 158,111	$ (145,043)	$ 1,820
Balance at beginning, shares at Dec. 31, 2017	2,780,707	1,525,067
Net loss for the year				(35)	(35)
Balance at ending, value at Dec. 31, 2018	$ 790	$ (12,038)	158,111	(145,078)	1,785
Balance at ending, shares at Dec. 31, 2018	2,780,707	1,525,067
Net loss for the year				4	4
Balance at ending, value at Dec. 31, 2019	$ 790	$ (12,038)	158,111	(145,074)	1,789
Balance at ending, shares at Dec. 31, 2019	2,780,707	1,525,067
Net loss for the year				(23)	(23)
Balance at ending, value at Dec. 31, 2020	$ 790	$ (12,038)	$ 158,111	$ (145,097)	$ 1,766
Balance at ending, shares at Dec. 31, 2020	2,780,707	1,525,067